Taxation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Profit/ (loss) before tax	€ (27,313)	€ 23,564	€ (183,130)
Tax using Company’s domestic tax rate at 12.5%	3,414	(2,945)	22,931
Tax effect of:
Non-deductible expenses / non-taxable income	(842)	3,848	(22,428)
Current-year losses for which no deferred tax asset is recognized	(3,973)	(1,312)	(503)
Impacts of different foreign tax rates	1,435	409
Total tax charge	€ 34